May 31, 2001

Paragon Funds


Dear Fellow Shareholders:

As we close the Funds' fiscal year, we do so having just completed the most challenging year for our investment approach since we opened our management firm in 1986.

We were able to contain risk and add value over the markets in the Dynamic Fortress Fund as we capitalized on opportunities in REIT's, utilities stocks and both corporate and government bonds, while the Strategic Ascent Fund struggled to navigate the markets fraught with daily volatility often two to four times long term levels.

We preached of the impending burst of the Internet bubble in late 1999 and early 2000, invested conservatively through the spring of 2000 and awaited the opportunities for growth that would present themselves in its wake. As it turns out, while we were exactly right in recognizing the bubble as it inflated and as it burst, we underestimated the height and breadth of the ripples experienced on markets across the globe. In regard to the Strategic Ascent Fund, we were drawn back into the market too early and to a greater extent than, in retrospect, we would like to have been.

At this juncture, the Funds are cautiously positioned for growth. The market appears to have provided capitulation with a dramatic April 4 retesting of the late March lows. For the month ended April 30, 2001, the Strategic Ascent Fund was up 12.74% while the S&P 500 was up 7.8% (see performance chart).

While we are confident that capitulation was experienced, we are still somewhat leery that we have not completely turned the corner from the old bear. Certainly May has provided us little to be very excited about and we now watch to see if April turns out to have been a bear market rally or if in fact the corner has actually been turned.

Our anticipation is that even if the market has turned away from the bear, we could experience muddled markets for the coming months especially as the tech inventory glut works its way through the system and as the semi-healthy economy decides whether to grow or shrink.

Our current position, therefore, with both Funds is to cautiously look for pockets of strength within the respective target areas with the realization that all is not well yet in the economy, nor in the markets, and that smooth sailing may be several quarters away.

As always, we appreciate our clients and will continue to work as hard as ever to identify investment trends and to position portfolios accordingly.

Sincerely,



Dave Young                          Jon Ferrell
President, Fund Manager             Director of Research, Fund Manager

                                Fund Performance

                          Paragon Dynamic Fortress Fund

                     - Returns for Year Ended May 31, 2001 -


                                                                                                       Total Return Since Inception
                                        Last 3                Last 6                                    (June 8, 2000)
                                                                                                        --------------
Fund/Index                              Months                Months           Year to Date

Paragon Dynamic Fortress Fund         -3.60%                  -1.87%              -7.31%                     -1.87%

S&P 500                                1.55%                  -3.96%              -4.43%                    -13.69%

NASDAQ Composite                      -1.84%                 -18.64%             -14.47%                    -37.79%
Index

                    Paragon Dynamic       S&P 500        NASDAQ  Composite
                    Fortress Fund $9,813 Index $8,631          $6,221
        6/8/00            10,000           10,000              10,000
       6/30/00            10,030            9,893              11,664
       7/31/00            10,140            9,739              11,079
       8/31/00            10,260           10,343              12,373
       9/30/00            10,520            9,797              10,806
      10/31/00            10,170            9,756               9,915
      11/30/00            10,000            8,987               7,646
      12/31/00            10,587            9,031               7,273
       1/31/01            10,668            9,351               8,164
       2/28/01            10,179            8,499               6,337
       3/31/01             9,557            7,961               5,422
       4/30/01            10,067            8,580               6,236
       5/31/01             9,813            8,631               6,221


This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Funds, S&P 500 Index, and the NASDAQ Composite Index on June 8, 2000 (inception of the Fund) and held through May 31, 2001. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the indices. Performance figures reflect the change in value of the stocks in the indices, and reinvestment of dividends. The indices returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          Paragon Strategic Ascent Fund

                     -  Returns for Year Ended May 31, 2001 -


                                                                                           Total Return Since Inception
                                      Last 3               Last 6                                  (June 8, 2000)
                                                                                                   --------------
Fund/Index                            Months               Months         Year to Date

Paragon Strategic Ascent           -15.44%                 -38.75%           -36.29%                   -54.00%
Fund

S&P 500                              1.55%                  -3.96%            -4.43%                   -13.69%

NASDAQ Composite                    -1.84%                 -18.64%           -14.47%                   -37.79%
Index

                   Paragon Strategic   S&P 500            NASDAQ  Composite
                   Ascent Fund $4,590  Index $8,631       $6,221
        6/8/00        10,000            10,000            10,000
       6/30/00        9,850              9,893            11,664
       7/31/00        9,670              9,739            11,079
       8/31/00        10,140            10,343            12,373
       9/30/00        9,370              9,797            10,806
      10/31/00        8,740              9,756             9,915
      11/30/00        7,510              8,987             7,646
      12/31/00        7,220              9,031             7,273
       1/31/01        7,300              9,351             8,164
       2/28/01        5,440              8,499             6,337
       3/31/01        4,160              7,961             5,422
       4/30/01        4,690              8,580             6,236
       5/31/01        4,590              8,631             6,221

This graph, prepared in accordance with SEC regulations, shows the value of a hypothetical initial investment of $10,000 in the Funds, S&P 500 Index, and the NASDAQ Composite Index on June 8, 2000 (inception of the Fund) and held through May 31, 2001. The S&P 500 Index and NASDAQ Composite Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Fund portfolio. Individuals cannot invest directly in the indices. Performance figures reflect the change in value of the stocks in the indices, and reinvestment of dividends. The indices returns do not reflect expenses, which have been deducted from the Fund's return. The performance of the Fund is computed on a total return basis, which includes reinvestment of all dividends. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Paragon Dynamic Fortress Fund
Schedule of Investments - May 31, 2001

Common Stocks - 22.9%                                                         Shares                          Value

Hotels & Motels - 0.7%
Meditrust Corp. (a)                                                                20,000                        $ 111,800
                                                                                                       --------------------

Land Subdividers & Developers (No Cemeteries) - 0.6%
Newhall Land & Farming Co.                                                          3,900                          108,225
                                                                                                       --------------------
Operative Builders - 0.3%
Avatar Holdings, Inc. (a)                                                           2,000                           57,340
                                                                                                       --------------------

Operators of Nonresidential Buildings - 2.2%
American Real Estate Partners, L.P. (a)                                               100                            1,045
Catellus Development Corp. (a)                                                      7,400                          125,800
Mission West Properties, Inc.                                                       7,900                          109,810
Rouse Co.                                                                           4,600                          130,088
                                                                                                       --------------------
                                                                                                                   366,743
                                                                                                       --------------------
Real Estate - 1.4%
Security Capital Group, Inc. (a)                                                    5,900                          123,900
W.P. Carey & Co. LLC                                                                5,200                          109,720
                                                                                                       --------------------
                                                                                                                   233,620
                                                                                                       --------------------
Real Estate Investment Trusts - 14.9%
Acadia Realty Trust                                                                15,600                          108,420
Anthracite Capital, Inc.                                                            9,900                          108,900
Arden Realty, Inc.                                                                  5,100                          125,562
Associated Estates Realty Corp.                                                    10,400                          110,240
Captec Net Lease Realty, Inc.                                                       8,200                          109,142
Corporate Office Properties Trust                                                  10,600                          110,134
Crown American Realty Trust                                                        13,200                          109,824
Equity One, Inc.                                                                    3,700                           46,361
Equity Residential Properties Trust                                                 2,400                          128,760
Health Care Property Investors, Inc.                                                3,700                          126,244
Highwoods Properties, Inc.                                                          5,100                          127,245
Hospitality Properties Trust                                                        4,600                          125,350
Kramont Realty Trust                                                                8,400                          108,612
Mack-Cali Realty Corp.                                                              3,100                           85,188
Mid-Atlantic Realty Trust                                                           8,200                          108,732
New Plan Excel Realty Trust, Inc.                                                   7,400                          126,614
Post Properties, Inc.                                                               2,400                           87,528
Redwood Trust, Inc.                                                                 1,500                           35,625
Simon Property Group, Inc.                                                          6,400                          173,568
Thornburg Mortgage, Inc.                                                            7,300                          102,930
U.S. Restaurant Properties, Inc.                                                    8,900                          109,470
Universal Health Realty Income Trust                                                6,100                          129,869
Winston Hotels, Inc.                                                                7,800                           81,432
                                                                                                       --------------------
                                                                                                                 2,485,750
                                                                                                       --------------------
Savings Institution, Federally Chartered - 0.8%
IndyMac Bancorp, Inc. (a)                                                           5,500                          127,875
                                                                                                       --------------------

Services - Computer Processing & Data Preparation - 0.0%
CyBear, Inc. (a)                                                                       24                               19
                                                                                                       --------------------

Specialty Cleaning, Polishing & Sanitation Preparations - 0.7%
Clorox Co.                                                                          3,200                          110,848
                                                                                                       --------------------


Paragon Dynamic Fortress Fund
Schedule of Investments - May 31, 2001 - continued

Common Stocks - 22.9% - continued                                             Shares                          Value

Telephone Communications (No Radio Telephone) - 0.4%
Perusahaan Perseroan (Persero) P.T. Telekomunikasi Indonesia, Tbk. (c)             11,000                         $ 59,510
                                                                                                       --------------------
Textile Mill Products - 0.9%
U. S. Home & Garden, Inc.                                                          11,700                          150,930
                                                                                                       --------------------
TOTAL COMMON STOCKS (Cost $3,652,808)                                                                            3,812,660
                                                                                                       --------------------

Closed-End Mutual Funds - 33.3%

Equity Funds - 18.2%
Emerging Markets Telecommunications Fund, Inc.                                     36,400                          291,928
European Warrant Fund, Inc.                                                        35,997                          245,860
First Financial Fund, Inc.                                                          3,700                           46,657
Irish Investment Fund, Inc.                                                        20,000                          260,200
Japan Equity Fund, Inc.                                                            25,000                          155,250
Japan OTC Equity Fund, Inc.                                                        32,675                          237,220
John Hancock Bank & Thrift Opportunity Fund                                        10,000                           88,700
Korea Fund, Inc.                                                                    8,100                           86,670
LCM Internet Growth Fund, Inc.                                                     36,565                          141,872
Malaysia Fund, Inc.                                                                25,000                           84,750
Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.                                 14,000                          117,600
Morgan Stanley Dean Witter Eastern Europe Fund, Inc.                                6,500                           88,270
Singapore Fund, Inc.                                                               17,100                           87,210
streetTRACKS Series Trust Dow Jones U.S. Small Cap Growth Index Fund                6,500                          506,285
Templeton Emerging Markets Fund, Inc.                                              30,400                          240,160
Templeton Russia Fund, Inc.                                                         7,000                           95,550
Thai Fund, Inc.                                                                     4,500                           16,245
Tri-Continental Corp.                                                              10,600                          235,532
                                                                                                       --------------------
                                                                                                                 3,025,959
                                                                                                       --------------------
Corporate Debt Funds - 6.3%
Aberdeen Asia-Pacific Income Fund, Inc.                                            50,500                          201,495
Corporate High Yield Fund II, Inc.                                                 17,800                          153,970
Debt Strategy Fund, Inc.                                                           20,007                          143,450
John Hancock Patriot Global Dividend Fund                                           6,100                           76,555
Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.                        47,300                          350,493
Pilgrim Prime Rate Trust                                                           16,000                          123,520
                                                                                                       --------------------
                                                                                                                 1,049,483
                                                                                                       --------------------
Government Funds - 8.8%
2002 Target Term Trust, Inc.                                                       10,000                          143,000
Alliance World Dollar Government Fund II, Inc.                                     14,800                          149,184
Blackrock 2001 Term Trust, Inc.                                                     8,000                           79,040
Blackrock Investment Quality Term Trust, Inc.                                      52,650                          469,638
Blackrock Strategic Term Trust, Inc.                                               32,000                          304,960
Hyperian 2002 Term Trust, Inc.                                                     34,000                          313,820
                                                                                                       --------------------
                                                                                                                 1,459,642
                                                                                                       --------------------

TOTAL CLOSED-END MUTUAL FUNDS (Cost $6,260,992)                                                                  5,535,084
                                                                                                       --------------------






Paragon Dynamic Fortress Fund
Schedule of Investments - May 31, 2001 - continued

                                                                              Shares                          Value
Unit Investment Trusts - 9.2%
iShares, Inc. Trust Dow Jones U.S. Consumer Cyclical Sector Index Fund              8,300                        $ 512,940
iShares, Inc. Trust Dow Jones U.S. Consumer Noncyclical Sector Index Fund          12,300                          514,755
Pharmaceutical HOLDRs Trust                                                         5,000                          505,200
                                                                                                       --------------------
TOTAL UNIT INVESTMENT TRUSTS (Cost $1,544,173)                                                                   1,532,895
                                                                                                       --------------------


                                                                            Principal
Corporate Bonds - 19.0%                                                       Amount                          Value

Advanced Micro Devices, Inc., 11.00%, 08/01/2003                                  135,000                        $ 142,763
AES Corp., 9.50%, 06/01/2009                                                      140,000                          144,550
Browning Ferris Industries, Inc., 7.40%, 09/15/2035                               200,000                          163,332
Charter Communications, Inc., 8.625%, 04/01/2009                                  155,000                          148,800
CMS Energy Corp., 8.125%, 03/15/2003                                              100,000                          101,595
HCA - The Healthcare Co., 7.69%, 06/15/2025                                       150,000                          137,585
Conseco, Inc., 8.796%, 04/01/2027                                                 275,000                          191,125
Continental Airlines, Inc., 8.00%, 12/15/2005                                     150,000                          147,750
Fleming Companies, Inc., Series B, 10.50%, 12/01/2004                             150,000                          153,750
Fox Family Worldwide, Inc., 9.25%, 11/01/2007                                     155,000                          159,262
Friendly Ice Cream Corp., 10.50%, 12/01/2007                                      170,000                           82,025
ITT Industries, Inc., 7.375%, 11/15/2015                                          150,000                          137,948
K Mart Corp., 8.125%, 12/01/2006                                                  300,000                          300,880
Level 3 Communications, Inc., 9.125%, 05/01/2008                                  155,000                           96,875
Lyondell Chemical Co., 10.875%, 05/01/2009                                        140,000                          145,950
Nextel Communications, Inc., 9.375%, 11/15/2009                                   145,000                          117,813
Nextlink Communications, Inc., 10.75%, 06/01/2009                                 140,000                           63,700
Northwest Airlines Corp., 7.625%, 03/15/2005                                      150,000                          143,625
Park Place Entertainmnet Corp., 7.875%, 12/15/2005                                145,000                          145,181
Parker Drilling Co., 9.75%, 11/15/2006                                            140,000                          146,650
Tenet Healthcare Corp., 8.00%, 01/15/2005                                         145,000                          151,344
Waste Management, Inc., 4.00%, 02/01/2002                                         150,000                          148,688
                                                                                                       --------------------
TOTAL CORPORATE BONDS  (Cost $3,229,652)                                                                         3,171,191
                                                                                                       --------------------

Money Market - 7.4%
Firstar U. S. Treasury Fund, 2.99% (Cost $1,240,270)                            1,240,270                        1,240,270
                                                                                                       --------------------

TOTAL INVESTMENTS - 91.8%  (Cost $15,927,895)                                                                   15,292,100
                                                                                                       --------------------
Cash and other assets less liabilities - 8.2%                                                                    1,361,816
                                                                                                       --------------------
TOTAL NET ASSETS - 100.0%                                                                                     $ 16,653,916
                                                                                                       ====================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2001.

Securities Sold Short                                                         Shares                          Value

Internet HOLDRs Trust (Proceeds $50,340)                                            1,100                         $ 50,303
                                                                                                       ====================


Paragon Strategic Ascent Fund
Schedule of Investments - May 31, 2001

Common Stocks - 65.8%                                                         Shares                          Value

Air Transportation, Scheduled - 2.0%
Continental Airlines, Inc. - Class B (a)                                            3,600                        $ 177,012
SkyWest, Inc.                                                                       6,200                          176,080
                                                                                                       --------------------
                                                                                                                   353,092
                                                                                                       --------------------
Arrangement of Transportation of Freight & Cargo - 1.1%
Expeditors International of Washington, Inc.                                        2,900                          186,731
                                                                                                       --------------------

Bolts, Nuts, Screws, Rivets & Washers - 0.5%
SPS Technologies, Inc. (a)                                                          1,800                           90,540
                                                                                                       --------------------

Cable & Other Pay Television Services - 0.1%
TiVo, Inc. (a)                                                                      2,900                           23,925
                                                                                                       --------------------

Electromedical & Electrotherapeutic Apparatus - 1.6%
Novoste Corp. (a)                                                                   4,400                           91,080
Varian Medical Systems, Inc. (a)                                                    2,500                          181,250
                                                                                                       --------------------
                                                                                                                   272,330
                                                                                                       --------------------
Electronic Components - 0.4%
Power-One, Inc. (a)                                                                 3,500                           71,540
                                                                                                       --------------------

Finance Lessors - 1.0%
CIT Group, Inc. - Class A                                                           4,500                          178,650
                                                                                                       --------------------

Finance Services - 1.0%
AmeriCredit Corp. (a)                                                               3,400                          177,480
                                                                                                       --------------------

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.9%
Hasbro, Inc.                                                                       10,000                          150,000
                                                                                                       --------------------

Household Audio & Video Equipment - 1.0%
Gemstar - TV Guide International, Inc. (a)                                          4,800                          174,576
                                                                                                       --------------------

In Vitro & In Vivo Diagnostic Substances - 1.0%
Myriad Genetics, Inc. (a)                                                           2,800                          173,740
                                                                                                       --------------------

Industrial Instruments for Measurement, Display & Control - 0.7%
Cognex Corp. (a)                                                                    4,100                          122,713
                                                                                                       --------------------

Insurance Agents Brokers & Services - 2.1%
AdvancePCS, Inc. (a)                                                                3,000                          182,730
Express Scripts, Inc. - Class A (a)                                                 1,800                          173,772
                                                                                                       --------------------
                                                                                                                   356,502
                                                                                                       --------------------
Laboratory Analytical Instruments - 1.1%
Molecular Devices Corp. (a)                                                         8,500                          187,510
                                                                                                       --------------------

Life Insurance - 0.8%
Nationwide Financial Services, Inc.                                                 3,000                          132,660
                                                                                                       --------------------

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.7%
Rayovac Corp. (a)                                                                   5,800                          127,020
                                                                                                       --------------------




Paragon Strategic Ascent Fund
Schedule of Investments - May 31, 2001

Common Stocks - 65.8% - continued                                             Shares                          Value

Miscellaneous Publishing - 1.5%
Harte-Hanks, Inc.                                                                   5,200                        $ 132,808
R.H. Donnelley Corp. (a)                                                            4,400                          125,400
                                                                                                       --------------------
                                                                                                                   258,208
                                                                                                       --------------------
National Commercial Banks - 3.1%
National City Corp.                                                                 6,300                          184,590
SouthTrust Corp.                                                                    7,600                          189,772
Synovus Financial Corp.                                                             5,200                          157,976
                                                                                                       --------------------
                                                                                                                   532,338
                                                                                                       --------------------
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.0%
Respironics, Inc. (a)                                                               6,400                          179,072
                                                                                                       --------------------

Paper Mills - 1.0%
Willamette Industries, Inc.                                                         3,500                          175,805
                                                                                                       --------------------

Paperboard Mills - 0.8%
St. Joe Co.                                                                         5,200                          134,628
                                                                                                       --------------------

Periodicals:  Publishing or Publishing & Printing - 0.6%
PRIMEDIA, Inc. (a)                                                                 12,000                          104,160
                                                                                                       --------------------

Personal Credit Institutions - 0.7%
CompuCredit Corp. (a)                                                              10,500                          127,050
                                                                                                       --------------------

Pharmaceutical Preparations - 4.7%
Barr Laboratories, Inc. (a)                                                         3,000                          213,810
ICN Pharmaceuticals, Inc.                                                           6,200                          187,426
King Pharmaceuticals, Inc. (a)                                                      4,100                          207,378
Noven Pharmaceuticals, Inc. (a)                                                     6,400                          197,632
                                                                                                       --------------------
                                                                                                                   806,246
                                                                                                       --------------------
Radio Broadcasting Stations - 2.6%
Emmis Communications Corp. - Class A (a)                                            6,000                          185,580
Hispanic Broadcasting Corp. (a)                                                     5,400                          133,650
Spanish Broadcasting System, Inc. - Class A (a)                                    20,000                          130,800
                                                                                                       --------------------
                                                                                                                   450,030
                                                                                                       --------------------
Radio Telephone Communications - 2.2%
Nextel Communications, Inc. - Class A (a)                                          12,000                          191,040
SK Telecom Co., Ltd. (c)                                                            9,500                          182,115
                                                                                                       --------------------
                                                                                                                   373,155
                                                                                                       --------------------
Refuse Systems - 1.2%
Newpark Resources, Inc. (a)                                                        16,000                          206,400
                                                                                                       --------------------

Retail - Auto & Home Supply Stores - 1.1%
AutoZone, Inc. (a)                                                                  5,500                          181,885
                                                                                                       --------------------

Retail - Eating Places - 0.5%
Lone Star Steakhouse & Saloon, Inc.                                                 6,500                           84,305
                                                                                                       --------------------

Retail - Hobby, Toy & Game Shops - 0.8%
Michaels Stores, Inc. (a)                                                           3,800                          141,360
                                                                                                       --------------------




Paragon Strategic Ascent Fund
Schedule of Investments - May 31, 2001

Common Stocks - 65.8% - continued                                             Shares                          Value

Retail - Home Furniture, Furnishings & Equipment Stores - 1.0%
Williams-Sonoma, Inc. (a)                                                           5,200                        $ 175,136
                                                                                                       --------------------

Retail - Jewelry Stores - 1.0%
Tiffany & Co.                                                                       4,800                          165,984
                                                                                                       --------------------

Retail - Lumber & Other Building Materials Dealers - 1.0%
Lowe's Companies, Inc.                                                              2,600                          180,778
                                                                                                       --------------------

Retail - Radio, TV & Consumer Electronics Stores - 1.0%
Circuit City Stores, Inc.                                                          11,000                          165,110
                                                                                                       --------------------

Retail - Retail Stores - 0.7%
PETsMART, Inc. (a)                                                                 22,000                          117,920
                                                                                                       --------------------

Retail - Variety Stores - 1.5%
Dollar Tree Stores, Inc. (a)                                                        3,400                           87,652
Family Dollar Stores, Inc.                                                          6,100                          169,580
                                                                                                       --------------------
                                                                                                                   257,232
                                                                                                       --------------------
Semiconductors & Related Devices - 0.8%
Allegheny Technologies, Inc.                                                        6,300                          130,032
                                                                                                       --------------------

Services - Auto Rental & Leasing (No Drivers) - 0.8%
Dollar Thrifty Automotive Group, Inc. (a)                                           5,500                          130,350
                                                                                                       --------------------

Services - Business Services - 0.8%
F.Y.I., Inc. (a)                                                                    3,200                          137,120
                                                                                                       --------------------

Services - Consumer Credit Reporting, Collection Agencies - 0.7%
NCO Group, Inc. (a)                                                                 4,300                          124,786
                                                                                                       --------------------

Services - Engineering, Accounting, Research, Management - 0.9%
Profit Recovery Group International, Inc. (a)                                      16,000                          159,680
                                                                                                       --------------------

Services - Help Supply Services - 0.8%
On Assignment, Inc. (a)                                                             6,300                          134,190
                                                                                                       --------------------

Services - Management Consulting Services - 0.0%
marchFIRST, Inc. (a)                                                               97,200                                0
                                                                                                       --------------------

Services - Medical Laboratories - 2.2%
Laboratory Corporation of America Holdings (a)                                      1,400                          196,364
Quest Diagnostics, Inc. (a)                                                         1,500                          185,415
                                                                                                       --------------------
                                                                                                                   381,779
                                                                                                       --------------------
Services - Motion Picture & Video Tape Production - 1.0%
Fox Entertainment Group, Inc. (a)                                                   6,900                          180,090
                                                                                                       --------------------

Services - Prepackaged Software - 2.1%
Structural Dynamics Research Corp. (a)                                              7,600                          183,996
Symantec Corp. (a)                                                                  2,600                          183,664
                                                                                                       --------------------
                                                                                                                   367,660
                                                                                                       --------------------



Paragon Strategic Ascent Fund
Schedule of Investments - May 31, 2001

Common Stocks - 65.8% - continued                                             Shares                          Value

Services - Video Tape Rental - 1.1%
Blockbuster, Inc.                                                                   9,000                        $ 193,590
                                                                                                       --------------------

Short-Term Business Credit Institutions - 0.8%
Heller Financial, Inc.                                                              4,000                          137,600
                                                                                                       --------------------

Special Industry Machinery - 0.7%
FSI International, Inc. (a)                                                        11,000                          126,170
                                                                                                       --------------------

State Commercial Banks - 0.9%
M&T Bank Corp.                                                                      2,000                          151,100
                                                                                                       --------------------

Television Broadcasting Stations - 1.0%
Grupo Televisa, S.A. (a)(c)                                                         4,300                          181,460
                                                                                                       --------------------

Trucking (No Local) - 2.2%
J.B. Hunt Transport Services, Inc. (a)                                             10,500                          210,945
USFreightways Corp.                                                                 6,200                          175,956
                                                                                                       --------------------
                                                                                                                   386,901
                                                                                                       --------------------
Water Transportation - 0.7%
Kirby Corp. (a)                                                                     5,000                          125,000
                                                                                                       --------------------

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.9%
Hughes Supply, Inc.                                                                 8,300                          160,937
                                                                                                       --------------------

Wholesale - Groceries & Related Products - 1.0%
SYSCO Corp.                                                                         6,000                          178,380
                                                                                                       --------------------

Wholesale - Metals, Minerals (No Petroleum) - 0.8%
Ryerson Tull, Inc.                                                                 10,000                          131,000
                                                                                                       --------------------

Wholesale - Motor Vehicle Supplies & New Parts - 0.8%
Genuine Parts Co.                                                                   4,600                          131,422
                                                                                                       --------------------

Women's, Misses' & Juniors Outerwear - 0.8%
Too, Inc. (a)                                                                       5,800                          130,558
                                                                                                       --------------------

TOTAL COMMON STOCKS (Cost $11,102,211)                                                                          11,375,616
                                                                                                       --------------------

                                                                             Principal
                                                                              Amount                          Value
Money Market Securities - 24.5%
Firstar U.S. Treasury Fund, 2.99% (b) (Cost $4,232,713)                         4,232,713                      $ 4,232,713
                                                                                                       --------------------

TOTAL INVESTMENTS - 90.3% (Cost $15,334,924)                                                                    15,608,329
                                                                                                       --------------------
Cash and other assets less liabilities - 9.7%                                                                    1,670,000
                                                                                                       --------------------
TOTAL NET ASSETS - 100.0%                                                                                     $ 17,278,329

                                                                                                       ====================

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2001.
(c) American Depositary Receipt

Paragon Strategic Ascent Fund
Schedule of Investments - May 31, 2001

Securities Sold Short                                                         Shares                          Value

Alcan, Inc.                                                                         4,000                        $ 179,200
Apollo Group, Inc. - Class A                                                        5,200                          176,748
CheckFree Corp.                                                                     4,900                          189,924
CVS Corp.                                                                           3,300                          181,170
Deere & Co.                                                                         4,900                          183,064
Dow Chemical Co.                                                                    5,000                          179,050
DUSA Pharmaceuticals, Inc.                                                          9,300                          110,205
Dycom Industries, Inc.                                                              7,300                          118,260
Fastenal Co.                                                                        1,800                          120,798
Harley-Davidson, Inc.                                                               3,200                          150,304
HNC Software, Inc.                                                                  4,000                          112,280
IMS Health, Inc.                                                                    6,300                          182,574
Learning Tree International, Inc.                                                   5,000                          118,000
May Department Stores Co.                                                           5,500                          179,850
MedQuist, Inc.                                                                      5,000                          127,250
Newfield Exploration Co.                                                            3,600                          126,648
Northrop Grumman Corp.                                                              2,000                          177,520
Orthodontic Centers of America, Inc.                                                3,000                           92,100
Pacific Sunwear of California, Inc.                                                 5,300                          121,900
Pegasus Communications Corp., Inc. - Class A                                        6,300                          134,820
Pharmacopeia, Inc.                                                                  7,000                          140,000
REMEC, Inc.                                                                        14,000                          114,940
R. J. Reynolds Tobacco Holdings, Inc.                                               2,900                          172,492
ServiceMaster Co.                                                                   7,600                           87,324
Supertex, Inc.                                                                      2,000                           25,060
Telephone & Data Systems, Inc.                                                      1,800                          189,900
Toll Brothers, Inc.                                                                 4,100                          133,865
United Rentals, Inc.                                                                6,200                          143,034
                                                                                                       --------------------

Total (Proceeds $3,996,798)                                                                                    $ 3,968,280
                                                                                                       ====================

Statement of Assets & Liabilities
May 31, 2001

                                                                                   Paragon              Paragon
                                                                                Dynamic Fortress   Strategic Ascent
                                                                                     Fund                Fund
Assets
Investment in securities, at value (cost $15,927,895 and
   $15,334,924, respectively)                                                       $ 15,292,100        $ 15,608,329
Cash                                                                                   1,670,967             184,231
Dividends receivable                                                                       8,151              11,215
Interest receivable                                                                      100,408              11,844
Receivable for securities sold                                                         7,622,888          10,009,348
Receivables from brokers                                                                       -           1,546,170
                                                                              -------------------  ------------------
     Total assets                                                                     24,694,514          27,371,137
                                                                              -------------------  ------------------

Liabilities
Securities sold short, at fair value (proceeds $50,340 and
   $3,996,798, respectively)                                                              50,303           3,968,280
Accrued investment advisory fee payable                                                   33,180              33,548
Payable for fund shares redeemed                                                               -               4,000
Payable for securities purchased                                                       7,957,115           6,086,980
                                                                              -------------------  ------------------
     Total liabilities                                                                 8,040,598          10,092,808
                                                                              -------------------  ------------------

Net Assets                                                                          $ 16,653,916        $ 17,278,329
                                                                              ===================  ==================

Net Assets consist of:
Paid in capital                                                                       17,455,565          31,217,601
Accumulated net investment income                                                          1,326                   -
Accumulated net realized gain (loss) on investments                                     (167,217)        (14,241,195)
Net unrealized appreciation (depreciation) on investments                               (635,758)            301,923
                                                                              -------------------  ------------------

Net Assets, for 1,759,090 and 3,755,937 shares, respectively                        $ 16,653,916        $ 17,278,329
                                                                              ===================  ==================

Net Asset Value

Net Assets
Offering price and redemption price per share ($16,653,916 / 1,759,090
   and $17,278,329 / 3,755,937, respectively                                              $ 9.47              $ 4.60
                                                                              ===================  ==================

Statement of Operations
for the period June 8, 2000 (Commencement of Operations) through May 31, 2001

                                                                             Paragon              Paragon
                                                                         Dynamic Fortess     Strategic Ascent
                                                                               Fund                Fund
Investment Income
Dividend income                                                                  $ 858,561           $ 113,560
Interest income                                                                    434,229             136,681
                                                                        -------------------  ------------------
Total Income                                                                     1,292,790             250,241
                                                                        -------------------  ------------------

Expenses
Investment advisory fee                                                            499,987             415,877
Dividends on securities sold short                                                  10,498               6,654
Borrowing costs on securities sold short                                                 -               4,157
Trustees' fees                                                                       1,130               1,130
                                                                        -------------------  ------------------
Total expenses before reimbursement                                                501,117             427,818
Reimbursed expenses                                                                 (1,130)             (1,130)
                                                                        -------------------  ------------------
Total operating expenses                                                           499,987             426,688
                                                                        -------------------  ------------------

Net Investment Income (Loss)                                                       792,803            (176,447)
                                                                        -------------------  ------------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                 (167,217)        (14,241,195)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                       (635,758)            301,923
                                                                        -------------------  ------------------
Net realized and unrealized gain (loss) on investment securities                  (802,975)        (13,939,272)
                                                                        -------------------  ------------------
Net increase (decrease) in net assets resulting from operations                  $ (10,172)      $ (14,115,719)
                                                                        ===================  ==================

Statement of Changes In Net Assets
for the period June 8, 2000 (Commencement of Operations) through May 31, 2001


                                                                                   Paragon              Paragon
                                                                                Dynamic Fortress    Strategic Ascent
                                                                                     Fund                 Fund
Increase/(Decrease) in Net Assets
Operations
  Net investment income (loss)                                                         $ 782,305           $ (176,447)
  Net realized gain (loss) on investment securities                                     (167,217)         (14,241,195)
  Change in net unrealized appreciation (depreciation)                                  (635,758)             301,923
                                                                              -------------------  -------------------
  Net increase (decrease) in net assets resulting from operations                        (20,670)         (14,115,719)
                                                                              -------------------  -------------------
Distributions
   From net investment income                                                           (780,979)                   -
   From net realized gain                                                                      -                    -
                                                                              -------------------  -------------------
   Total distributions                                                                  (780,979)                   -
                                                                              -------------------  -------------------
Capital Share Transactions
  Proceeds from shares sold                                                           30,670,461           38,018,723
  Reinvestment of distributions                                                          780,979                    -
  Amount paid for shares repurchased                                                 (13,995,875)          (6,624,675)
                                                                              -------------------  -------------------
  Net increase in net assets resulting
     from share transactions                                                          17,455,565           31,394,048
                                                                              -------------------  -------------------
Total Increase (Decrease) in Net Assets                                               16,653,916           17,278,329
                                                                              -------------------  -------------------

Net Assets
  Beginning of period                                                                          -                    -
                                                                              -------------------  -------------------
  End of period [including accumulated net
    investment income of $1,326 and $0, respectively]                               $ 16,653,916         $ 17,278,329
                                                                              ===================  ===================

Capital Share Transactions
  Shares sold                                                                          3,061,076            4,696,889
  Shares issued in reinvestment of distributions                                          77,663                    -
  Shares repurchased                                                                  (1,379,649)            (940,952)
                                                                              -------------------  -------------------

  Net increase (decrease) from capital transactions                                    1,759,090            3,755,937
                                                                              ===================  ===================


Paragon Dynamic Fortress
Financial Highlights

                                                                                 Period End
                                                                              May 31, 2001 (a)
                                                                             -------------------
Selected Per Share Data
Net asset value, beginning of period                                                    $ 10.00
                                                                             -------------------
Income from investment operations
  Net investment income (loss)                                                             0.35
  Net realized and unrealized gain (loss)                                                 (0.67)
                                                                             -------------------
                                                                             -------------------
Total from investment operations                                                          (0.32)
                                                                             -------------------
Distributions to shareholders
  From net investment income                                                              (0.21)
  From net realized gain                                                                   0.00
                                                                             -------------------
Total distributions                                                                       (0.21)
                                                                             -------------------

Net asset value, end of period                                                           $ 9.47
                                                                             ===================

Total Return                                                                            (1.87)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                         $16,654
Ratio of expenses to average net assets, excluding dividends and
  borrowing costs on securities sold short (before reimbursement)                         2.25% (c)
Ratio of expenses to average net assets, on expenses from dividends and
  borrowing costs on securities sold short (before reimbursement)                         0.05% (c)
Total ratio of expenses to average net assets (before reimbursement)                      2.30% (c)
Ratio of expenses to average net assets, excluding dividends and
  borrowing costs on securities sold short (after reimbursement)                          2.25% (c)
Ratio of expenses to average net assets, on expenses from dividends and
  borrowing costs on securities sold short (after reimbursement)                          0.05% (c)
Total ratio of expenses to average net assets (after reimbursement)                       2.30% (c)
Ratio of net investment income (loss) to average net assets                               3.45% (c)
Ratio of net investment income (loss) to average net assets
    (before reimbursement)                                                                3.45% (c)

Portfolio turnover rate                                                                 977.69%

(a) For the period June 8, 2000 (commencement of operations) through May 31, 2001.
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized

Paragon Strategic Ascent Fund
Financial Highlights

                                                                                Period ended
                                                                              May 31, 2001 (a)
                                                                             -------------------
Selected Per Share Data
Net asset value, beginning of period                                                    $ 10.00
                                                                             -------------------
Income from investment operations
  Net investment income (loss)                                                            (0.07)
  Net realized and unrealized gain (loss)                                                 (5.33)
                                                                             -------------------
                                                                             -------------------
Total from investment operations                                                          (5.40)
                                                                             -------------------
Distributions to shareholders
  From net investment income                                                               0.00
  From net realized gain                                                                   0.00
                                                                             -------------------
Total distributions                                                                        0.00
                                                                             -------------------

Net asset value, end of period                                                           $ 4.60
                                                                             ===================

Total Return                                                                           (54.00)% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                         $17,278
Ratio of expenses to average net assets, excluding dividends and
  borrowing costs on securities sold short (before reimbursement)                         2.25% (c)
Ratio of expenses to average net assets, on expenses from dividends and
  borrowing costs on securities sold short (before reimbursement)                         0.06% (c)
Total ratio of expenses to average net assets (before reimbursement)                      2.31% (c)
Ratio of expenses to average net assets, excluding dividends and
  borrowing costs on securities sold short (after reimbursement)                          2.25% (c)
Ratio of expenses to average net assets, on expenses from dividends and
  borrowing costs on securities sold short (after reimbursement)                          0.06% (c)
Total ratio of expenses to average net assets (after reimbursement)                       2.31% (c)
Ratio of net investment income (loss) to average net assets                             (0.95)% (c)
Ratio of net investment income (loss) to average net assets
    (before reimbursement)                                                              (0.96)% (c)

Portfolio turnover rate                                                                5946.10%

(a)  For the period June 8, 2000 (commencement of operations) to May 31, 2001.
(b)  For a period of less than a full year, the total return is not annualized.
(c)  Annualized

                                  Paragon Funds
                          Notes to Financial Statements
                                  May 31, 2001


NOTE 1. ORGANIZATION

The Paragon Dynamic Fortress Fund (the "Dynamic Fortress Fund") and the Paragon Strategic Ascent Fund (the "Strategic Ascent Fund") (each a "Fund" or collectively as the "Funds") were organized as non-diversified series of the AmeriPrime Advisors Trust (the "Trust") on April 10, 2000 and commenced operations on June 8, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment objective of the Dynamic Fortress Fund is long-term growth of capital and preservation of capital. The investment objective of the Strategic Ascent Fund is long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Funds' adviser (the "Adviser"), the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's Adviser, in conformity with guidelines adopted by the and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Short Sales - Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security, which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.



                                  Paragon Funds
                          Notes to Financial Statements
                            May 31, 2001 - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes - Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Paragon Capital Management, Inc., 3651 North 100 East, Suite 275, Provo, UT 84604, serves as the Adviser. Together, David Allen Young and Catherine B. Young own 100% of, and may be deemed to control, Paragon Capital Management, Inc.

Under the terms of the management agreements (the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses of securities sold short), Rule 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while each Fund's expenses, except those specified above, are paid by the Adviser.
For the period June 8, 2000 (commencement of operations) through May 31, 2001, the Adviser earned a fee of $499,987 for the Dynamic Fortress Fund and $415,877 for the Strategic Ascent Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. The Adviser has voluntarily agreed to reimburse each Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund. For the period June 8, 2000 (commencement of operations) through May 31, 2001, the Adviser reimbursed expenses of $1,130 for the Dynamic Fortress Fund and $1,130 for the Strategic Ascent Fund. There is no guarantee that the Adviser will continue to reimburse such fees and expenses in the future.

Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc., both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime
Financial Services, Inc. served as Administrator to the Funds. The result of this merger is now Unified Fund Services, Inc. ("Unified"), still a wholly owned subsidiary of Unified Financial Services, Inc. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

Each Fund has retained Unified to manage each Funds' business affairs and provide each Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the management agreements.

Prior to December 31, 2000, the Fund had retained AmeriPrime Financial Securities, Inc., to act as the principal distributor of its shares. Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective December 31, 2000, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. There were

                                  Paragon Funds
                          Notes to Financial Statements
                            May 31, 2001 - continued


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

no payments made to either distributor during the fiscal year ended May 31, 2001. A Trustee and officer of the Trust are an affiliate of AmeriPrime Financial Securities Inc. and Unified Financial Securities, Inc.

NOTE 4. INVESTMENTS

Dynamic Fortress Fund. For the period June 8, 2000 (commencement of operations) through May 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $186,879,632 and $172,614,504, respectively. As of May 31, 2001, the gross unrealized appreciation for all securities totaled $344,826 and the gross unrealized depreciation for all securities totaled $980,582 for a net unrealized depreciation of $635,758. The aggregate cost of securities for federal income tax purposes at May 31, 2001 was $15,858,784, including wash sales of $4,520,578.

Strategic Ascent Fund. For the period June 8, 2000 (commencement of operations) through May 31, 2001, purchases and sales of investment securities, other than short-term investments, aggregated $913,781,603 and $890,715,599, respectively. As of May 31, 2001, the gross unrealized appreciation for all securities totaled $553,179 and the gross unrealized depreciation for all securities totaled $251,256 for a net unrealized appreciation of $301,923. The aggregate cost of securities for federal income tax purposes at May 31, 2001 was $16,412,021, including wash sales of $484,126.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of each Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2001, Charles Schwab & Co. held 99.69% of the Dynamic Fortress Fund in an omnibus account for the benefit of others. As of May 31, 2001, Charles Schwab & Co. held 97.58% of the Strategic Ascent Fund in an omnibus account for the benefit of others.

NOTE 7. FEDERAL INCOME TAXES

At May 31, 2001, the Strategic Ascent Fund had available for federal tax purposes an unused capital loss carry forward of $9,720,617 which expires in 2009.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and Board of Trustees
Paragon Dynamic Fortress Fund
Paragon Strategic Ascent Fund
(series of AmeriPrime Advisors Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Paragon Dynamic Fortress Fund and the Paragon Strategic Ascent Fund, as of May 31, 2001, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period of June 8, 2000 (commencement of operations) through May 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of May 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Paragon Dynamic Fortress Fund and the Paragon Strategic Ascent Fund as of May 31, 2001, the results of their operations, the changes in their net assets, and their financial highlights for the period of June 8, 2000 (commencement of operations) through May 31, 2001, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
June 21, 2001